Warrants (Details Narrative)		6 Months Ended		12 Months Ended
	Jul. 27, 2018 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) shares	Jun. 30, 2018 USD ($) $ / shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Apr. 18, 2019 USD ($) $ / shares shares
Stock compensation expense | $		$ 173,000	$ 140,062	$ 650,271
Warrant price per share | $ / shares			$ 0.625
Proceeds from the issuance of common stock | $		245,000		1,244,037	$ 4,138,435
Number of common stock shares issued | shares	9,600,286
Stock issuance costs | $				196,006
Warrant Exchange Offering [Member]
Warrants to purchase of common stock shares | shares	9,600,000
Warrant price per share | $ / shares			$ 0.625
Cash payment, price per share | $ / shares			$ 0.15
Proceeds from the issuance of common stock | $	$ 1,440,043
Number of common stock shares issued | shares	9,600,286
Stock issuance costs | $	$ 196,006
Proceeds from issuance of common stock, net of issuance costs | $	$ 1,244,037
Warrant Exchange Offering [Member] | Investment Bankers [Member]
Warrants to purchase of common stock shares | shares	315,010
Warrant price per share | $ / shares	$ 0.21
Convertible Note Issuance [Member]
Warrants to purchase of common stock shares | shares						500,000
Warrant price per share | $ / shares						$ 0.20
Warrants, term						5 years
Discount on convertible note | $						$ 33,300
Warrant [Member]
Stock compensation expense | $				$ 0	$ 0
Warrants to purchase of common stock shares | shares	9,600,000			101,984	392,047
Warrant price per share | $ / shares			$ 0.625
Warrants canceled | shares		18,405,496
Warrants expired | shares				101,984	392,047
Expected Dividend Yield [Member]
Warrants, measurement input		0.00